Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
List of Particular Subsidiaries Principally Affect Results, Assets or Liabilities

All the subsidiaries of the Company are unlisted. The following list contains only the particulars of subsidiaries which principally affect the results, assets or liabilities of the Group.

Name of company	Place of establishment/ operation	Registered capital	Proportion of ownership interest held by the Company	Principal activity
China Southern Airlines Henan Airlines Company Limited (i)	PRC	RMB6,000,000,000	60%	Airline transportation
Xiamen Airlines (i)&(vi)	PRC	RMB8,000,000,000	55%	Airline transportation
Chongqing Airlines Company Limited (i)	PRC	RMB1,200,000,000	60%	Airline transportation
Shantou Airlines Company Limited (i)	PRC	RMB280,000,000	60%	Airline transportation
Zhuhai Airlines Company Limited (i)	PRC	RMB250,000,000	60%	Airline transportation
Guizhou Airlines Company Limited (i)	PRC	RMB1,220,000,000	60%	Airline transportation
Guangzhou Nanland Air Catering Company Limited (ii)	PRC	RMB240,000,000	70.50%	Air catering
Guangzhou Baiyun International Logistic Company Limited (i)	PRC	RMB50,000,000	61%	Logistics operations
Beijing Southern Airlines Ground Services Company Limited (i)	PRC	RMB18,000,000	100%	Airport ground services
Nan Lung International Freight Limited (“Nan Lung Freight”)	Hong Kong	HKD3,270,000	51%	Freight services
Southern Airlines General Aviation Company Limited(i)	PRC	RMB1,000,000,000	100%	General aviation
SAIETC (i)	PRC	RMB15,000,000	100%	Import and export agent services
Zhuhai Xiang Yi Aviation Technology Company Limited (“Zhuhai Xiang Yi”)(i)	PRC	RMB469,848,000	100%	Flight simulation services
China Southern Airlines Xiongan Airlines Company Limited (i)	PRC	RMB600,000,000	100%	Airline transportation
China Southern West Australian Flying College Pty Ltd (“Flying College”) (iv)	Australia	AUD39,651,627	84.30%	Pilot training services

(i)	These subsidiaries are PRC limited liability companies.
(ii)	This subsidiary is a sino-foreign equity joint venture company established in the PRC.
(iii)	Certain subsidiaries of the Group are PRC equity joint ventures which have limited terms pursuant to the PRC law.

(iv)	Flying College

Financial Information Related to Acquisition

The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition
RMB million
Non-current assets	153
Current assets	77
Current liabilities	(155)

Total net identifiable assets	75

Analysis of the net inflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	(63)
Cash and cash equivalents acquired	69

Net cash inflow	6

Xiamen Airlines Company Limited [member]
Statement [LineItems]
Financial Information Related to Subsidiary with Material non-controlling Interests

Set out below are the summarized financial information for Xiamen Airlines.

	2018 RMB million	2017 RMB million
Non-controlling interests percentage	45%	45%

Current assets	4,029	2,422
Non-current assets	43,234	39,689
Current liabilities	(14,397)	(9,963)
Non-current liabilities	(13,678)	(14,086)
Net assets	19,188	18,062
Carrying amount of non-controlling interests	9,035	8,547

Revenue	30,225	26,114
Profit for the year	915	1,477
Total comprehensive income	1,111	1,578
Profit allocated to non-controlling interests	393	651
Dividend paid to non-controlling interests	68	73

Net cash generated from operating activities	3,559	3,696
Net cash generated from investing activities	889	3,671
Net cash used in financing activities	(4,363)	(7,613)

The information above is the amount before inter-company eliminations.

Southern Airlines Group Import and Export Trading Company [member]
Statement [LineItems]
Financial Information Related to Acquisition

The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition RMB million
Property, plant and equipment	7
Trade and other receivables	124
Cash and cash equivalents	211
Trade and other payables	(124)

Total net identifiable assets	218

Consideration, satisfied by cash	400

Analysis of the net outflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	400
Cash and cash equivalents acquired	(211)

Net cash outflow	189

Goodwill

Goodwill was recognized as a result of the acquisitions as follows:

Recognized values on acquisition RMB million
Total consideration transferred	400
Fair value of identifiable net assets	(218)

Goodwill (Note 22)	182

Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Statement [LineItems]
Financial Information Related to Acquisition

Analysis of the net outflow of cash and cash equivalents in respect of the acquisitions:

	Note		Recognized values on acquisition
			RMB million
Property, plant and equipment, net	19		1,556
Lease prepayments			115
Trade and other receivables			70
Cash and cash equivalents			41
Other assets			32
Trade and other payables			(34)
Borrowings	36	(c)	(342)
Deferred tax liabilities			(30)
Other liabilities			(24)

Total net identifiable assets			1,384

Cash consideration paid			678
Cash and cash equivalents acquired			(41)

Net cash outflow			637

Effect of the acquisition on the Group’s consolidated income statements

Fair value of the originally held 51% equity interests	706
Less: carrying value of the originally held 51% equity interests	(597)

Remeasurement of the originally held 51% equity interests	109

Southern Airlines Culture And Media Co., Ltd. [member]
Statement [LineItems]
Financial Information Related to Acquisition

The above acquisitions had the following effect on the Group’s assets and liabilities on acquisition date:

Recognized values on acquisition RMB million
Trade and other receivables	46
Cash and cash equivalents	2
Trade and other payables	(11)

Total net identifiable assets	37

Analysis of the net outflow of cash and cash equivalents in respect of the acquisitions:

Cash consideration paid	47
Cash and cash equivalents acquired	(2)

Net cash outflow	45

Goodwill

Goodwill was recognized as a result of the acquisitions as follows:

Recognized values on acquisition RMB million
Total consideration transferred	47
The fair value of 49% equity of XACM on the acquisition date	45
Less: fair value of identifiable net assets	(37)

Goodwill (Note 22)	55

Xinjiang Civil Aviation Property Management Limited [member]
Statement [LineItems]
Disclosure of Disposal of Subsidiaries
(viii)

The Company previously held 51.84% equity interests in Xinjiang Civil Aviation Property Management Limited (“XJCAPM”) and XJCAPM used to be the subsidiary of the Company. During the year of 2016, a third party non-controlling interests holder of XJCAPM injected capital amounting to RMB73 million to XJCAPM. This diluted the Company’s interest in XJCAPM from 51.84% to 42.80%. XJCAPM became an associate of the Company since December 2016. Details are as follows:

Net book value as of the deemed disposal date RMB million
Assets deemed disposed of:
Property, plant and equipment	153
Other non-current assets	15
Trade and other receivables	5
Cash and cash equivalents	67
Other current assets	15
Trade and other payables	(32)
Other current liabilities	(48)
Non-current liabilities	(2)

Net identifiable assets	173

Non-controlling interests in the former subsidiary	(83)

90

Fair value of the remaining 42.80% equity interests	180

Net gain on deemed disposal and losing control	90

Net cash outflow from the deemed disposal	67